Cover	Oct. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in its Current Report on Form 8-K filed with the Securities and Exchange Commission on October 18, 2021 (the "Original Form 8-K"), on October 18, 2021 (the "Closing Date"), Laredo Petroleum, Inc. (the "Company") completed the acquisition of certain oil and gas properties in the Midland Basin, including approximately 20,000 net acres located in western Glasscock County, Texas (the "Glasscock Properties"), from Pioneer Natural Resources USA, Inc., DE Midland III, LLC, Parsley Minerals, LLC and Parsley Energy, L.P. for aggregate consideration of approximately $202.5 million based on the closing price of a share of the Company's common stock on the Closing Date (the "Pioneer Acquisition"). The aggregate purchase consideration consisted of (i) $131.6 million in cash, net of closing adjustments; and (ii) 959,691 shares of the Company's common stock, par value $0.01 per share. This Amendment to Current Report on Form 8-K is being filed to amend the Original Form 8-K, the sole purpose of which is to provide the financial statements and pro forma financial information required by Item 9.01, which were excluded from the Original Form 8-K and are filed as exhibits hereto and are incorporated herein by reference. All other items in the Original Form 8-K remain the same and are hereby incorporated by reference herein.
Document Period End Date	Oct. 18, 2021
Entity File Number	001-35380
Entity Registrant Name	LAREDO PETROLEUM, INC.
Entity Central Index Key	0001528129
Entity Tax Identification Number	45-3007926
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 W. Sixth Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74119
City Area Code	918
Local Phone Number	513-4570
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	LPI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false